Acquisition of Construction Services Business - Schedule of Statements of Income Operations (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Construction revenues													$ 1,246,484	$ 1,139,078	$ 1,008,986
Net income attributable to Neuco	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	193,841	$ 152,041	$ 138,317
New England Utility Constructors Inc [Member]
Condensed Income Statements, Captions [Line Items]
Construction revenues													17,182
Net income attributable to Neuco													$ 2,772